Shareholders' equity and dividends - dividends schedule (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) kr / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) kr / shares
Dividends decared [abstract]
Dividends declared	$ 2,041	$ 2,041	$ 1,833	$ 1,833
Dividend per share | $ / shares	$ 0.6300		$ 0.5600
Dividends paid in cash	$ 1,797		$ 2,330
Dividends paid, ordinary shares per share | (per share)	$ 0.5600	$ 4.8078	$ 0.7100	$ 6.7583